SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease right-of-use, assets	$ 324,942	$ 370,312
Operating lease liability, current	98,593	94,708
Operating lease liability, non-current	232,714	283,001
Financing lease right-of-use assets, gross	1,294,168	1,294,168
Accumulated amortization	(320,810)	(128,324)
Finance lease right-of-use assets, net	973,358	1,165,844
Financing lease liability, current	380,259	365,463
Financing lease liability, non-current	641,566	835,467
Financing lease liability, long-term	$ 1,021,825	$ 1,200,930
Weighted average remaining operating lease, term	3 years 29 days	3 years 6 months 29 days
Weighted average remaining finance lease, term	2 years 9 months 25 days	3 years 3 months
Operating leases	8.07%	8.07%
Finance leases	8.02%	8.01%
Total operating lease liabilities	$ 331,307	$ 377,709